Detail of Wallbox Group subsidiaries - Summary Of Details of Wallbox Group Subsidiaries (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Wall Box Chargers, S.L.U. [Member]
Disclosure of subsidiaries [line items]
Company name	Wall Box Chargers, S.L.U.
Registered office	Paseo de la Castellana, 95. Planta 28, 28046, Madrid, Spain
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox NV
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Kensington Capital Acquisition Corp. II [Member]
Disclosure of subsidiaries [line items]
Company name	Kensington Capital Acquisition Corp II
Registered office	1400 Old Country Road, Suite 301, Westbury, NY 11590
Activity	Special purpose acquisition company
Company holding investment	Wallbox NV
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Energy, S.L.U. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Energy, S.L.U.
Registered office	Calle Foc 68, 08038, Barcelona, Spain
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox UK Limited [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox UK Limited
Registered office	378-380 Deansgate, Manchester, United Kingdom M3 4LY
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
SAS Wallbox France [Member]
Disclosure of subsidiaries [line items]
Company name	SAS Wallbox France
Registered office	Avenue des Champs Elysées 102, 75008, Paris, France
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
WBC Wallbox Chargers GmbH [Member]
Disclosure of subsidiaries [line items]
Company name	WBC Wallbox Chargers Deutschland GmbH
Registered office	Oskar-von-Miller-Ring 20, 80333 Munich, Germany
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Italy, S.R.L. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Italy, S.R.L.
Registered office	Piazza Tre Torri 2, 20145 CAP, Milano, Italy
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Netherlands B.V.
Registered office	Kingsfordw eg 151,1042 GR Amsterdam, The Netherlands
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox USA Inc. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox USA Inc.
Registered office	800 W. El Camino Real Suite 180, Mountain View CA 94040, United States
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Shanghai Ltd. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Shanghai Ldt.
Registered office	Unit 05-129 Level 5, No. 482, 488, 492, 518 Xinjiang Road, Jingan District, Shanghai Municipality, China
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox AS [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox AS
Registered office	Professor Olav Hanssens vei 7A, 4021 Stavanger, Norway
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox ApS [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox ApS
Registered office	Rådhuspladsen 16, 1550 København, Denmark
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox AB [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox AB
Registered office	Kistagången 12, 164 40 Kista, Sweden
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Oy [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Oy
Registered office	PL 747, 00101 Helsinki, Finland
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Electromaps, S.L.U. [Member]
Disclosure of subsidiaries [line items]
Company name	Electromaps, S.L.U.
Registered office	Calle Foc 68, 08038, Barcelona, Spain
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Coil, Inc [Member]
Disclosure of subsidiaries [line items]
Company name	Coil, Inc.
Registered office	1307 Hayes Street Suite 5 San Francisco, CA 94117 US
Activity	EV Charge installer
Company holding investment	Wallbox USA, Inc.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
AR Electronics Solutions, S.L.U. [Member]
Disclosure of subsidiaries [line items]
Company name	AR Electronics Solutions, S.L.U.
Registered office	Calle Foc 68, 08038, Barcelona, Spain
Activity	Manufacture of Electronical components
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Australia PTY, Ltd [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Australia PTY, Ltd
Registered office	152 Elizabeth Street - Level 4 - Melbourne VIC 3000
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
WBX Chargers Portugal, Unipessoal Lda [Member]
Disclosure of subsidiaries [line items]
Company name	WBX Chargers Portugal, Unipessoal Lda
Registered office	Edifício Scala, Rua de Vilar, 235, 2.o andar Porto Concelho: Porto Freguesia: Lordelo do Ouro e Massarelos 4050 626 Porto
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Belgium BV [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Belgium BV
Registered office	1831 Diegem, Pegasuslaan 5, Belgium
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%
Consolidation method	Fully consolidated